ANNUAL
                      REPORT



          September 30, 2001                  [GRAPHIC OMITTED]




       Short Term Government
                 Income Fund

    Institutional Government
                 Income Fund          THE MARK OF EXCELLENCE SM

           Money Market Fund

                   Bond Fund          [LOGO]TOUCHSTONE
                                      --------------------------------
             High Yield Fund                           Family of Funds

Intermediate Term Government
                 Income Fund

--------------------------------------------------------------------------------
                             Income o Total Return
--------------------------------------------------------------------------------

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Letter from the President                                                      3
--------------------------------------------------------------------------------
Management Discussion and Analysis                                           4-9
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                       10-11
--------------------------------------------------------------------------------
Statements of Operations                                                   12-13
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        14-17
--------------------------------------------------------------------------------
Financial Highlights                                                       18-29
--------------------------------------------------------------------------------
Notes to Financial Statements                                              30-38
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Short Term Government Income Fund                                        39
--------------------------------------------------------------------------------
     Institutional Government Income Fund                                  40-41
--------------------------------------------------------------------------------
     Money Market Fund                                                     42-44
--------------------------------------------------------------------------------
     Bond Fund                                                             45-46
--------------------------------------------------------------------------------
     High Yield Fund                                                       47-48
--------------------------------------------------------------------------------
     Intermediate Term Government Income Fund                                 49
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            50
--------------------------------------------------------------------------------
Report of Independent Auditors                                                51
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

LETTER FROM THE PRESIDENT
================================================================================

[PHOTO]

Dear Fellow Shareholders:

As we prepare this report, the impact of the tragic events of September 11, 2001 is still felt by our nation and many in the world. Our sincere condolences go to those who may have lost family and friends in these events.

Included with this letter is the Touchstone Investment Trust's annual report for the year ended September 30, 2001. This report incorporates financial data and performance information for the Touchstone Short Term Government Income Fund, Touchstone Institutional Government Income Fund, Touchstone Money Market Fund, Touchstone Bond Fund, Touchstone High Yield Fund and Touchstone Intermediate Term Government Income Fund. These six funds are part of the Touchstone Family of Funds, which consists of twenty mutual funds provided to meet a variety of investment needs.

GDP growth continued to slow during this past year and is expected to show negative growth in the third quarter. Since the terrorist actions and the U.S. countermeasures, consumers and businesses have retrenched in a natural response to rising uncertainties. Although the consensus of economists is that we are now in a recession, recent steps taken in Washington D.C. - federal income tax rate cuts and rebates, in addition to nine cuts in the Fed funds target rate since the beginning of the year - should help stabilize the economy. We believe that the U.S. financial system is strong and capable of weathering any assault.

Softening economic fundamentals and weak stock prices continued to support U.S. Treasury bonds throughout the year. However, the events of September 11th induced an even more significant flight to safety, especially to short-term Treasuries. Corporate bonds did not fair as well, as rising uncertainties and a worsening economic outlook damaged confidence. However bonds performed better than equities, and in the third quarter, the Lehman Brothers Aggregate Bond index had its best return in over six years. In today's economic environment, quality and safety remain an important concern for investors.

We continue to believe that diversification is the best strategy for long-term investors. No matter what uncertainties the world environment brings, our professional fund managers are focused on the long-term; discovering opportunities and utilizing a disciplined approach in portfolio management.

Thank you for your continued confidence in the Touchstone Family of Funds. We remain committed to helping you achieve your financial goals.

Best regards,

/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Family of Funds

Touchstone mutual funds are distributed by Touchstone Securities, Inc., a member of NASD and SIPC.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

BOND FUND

The past 12 months have been a volatile period in the bond market and one in which the need for a patient and disciplined approach to bond investing could not have been more important. The shift from an inverted to a steep yield curve, extreme moves in the risk premium of corporate bonds, and roller coaster moves of mortgage-backed securities were the challenges faced in the bond market.

The fiscal year began with a large drop in long-term interest rates (50-100 basis points) while the Federal Reserve Board kept short-term rates unchanged. However, in 2001 the Fed reversed the prior year's direction and lowered the Fed Funds rate from 6.50% to 2.50%, while long-term rates remained stable. The resulting steep yield curve stirred many debates about the inability of the Fed to lower long-term rates and stimulate the economy. During the same period, corporate borrowers emerged from a period racked by negative credit events and rapidly rising borrowing costs to a period of stability and relatively low borrowing costs, despite growing economic weakness. The housing market also continued to do well with mortgage borrowing rates at relatively low levels.

Then came September 11th. The initial bond market response was a swift and significant flight to the relative safety of short-term Treasuries. As can be expected with a flight to quality, all other sectors of the bond market initially underperformed Treasuries. Corporate bonds were the hardest hit, as the attacks and the prospect of war delayed the expectation of an economic recovery and decimated consumer confidence. Airlines and other leisure related sectors were the worst performers, and "safe" sectors such as food and utilities became the sectors of choice.

The result (total return on a duration-adjusted basis) for the fiscal year was that Treasuries were the top performing asset class, followed by mortgage-backed securities, with corporate bonds significantly underperforming. The Fund's disciplined tactical asset allocation approach, combined with fundamental research and bond picking expertise, allowed the Fund to perform well over the period. The selective use of mortgage-backed securities, along with an overweight in U.S. Government Securities, compensated for the Fund's underweight in corporate bonds until the relative value of corporate bonds improved.

We believe the Fed will continue to add liquidity to the economy and lower short-term interest rates to help spur economic growth. Consumer spending may remain sluggish, with stock market weakness and job cuts an ever-present headline in the news, and corporate profits could be slow to recover. Government spending should increase to fund the war on terrorism, but may not be enough to offset the other negative factors.

Against this backdrop, our strategy will be to maintain a neutral duration, or interest rate risk, position. There are likely to be significant short-term fluctuations in interest rates as news headlines from the Middle East and at home quickly change the appetite for risk in the bond market. However, the backup in risk premiums does provide for selected opportunities in both the corporate and mortgage-backed securities markets and we will selectively be adding to bring these sectors to a neutral position over the coming months.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

       COMPARISON OF THE CHANGE IN VALUE OF A $10,000* INVESTMENT IN THE
               BOND FUND AND THE LEHMAN BROTHERS AGGREGATE INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                   Bond Fund
          Average Annual Total Returns

            1 Year     5 Years     Since Inception**
Class A      6.35%      5.72%           6.46%
Class B        --         --           (0.22%)
Class C     11.10%      5.61%           6.18%
----------------------------------------------------

                                        9/01
Bond Fund - Class A                   $14,759
Lehman Brothers Aggregate Index       $17,621

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

*The chart above represents the performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes.
**Fund inception was October 3, 1994 and the initial public offering of Class B and Class C shares commenced on May 1, 2001 and January 1, 1999, respectively.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

HIGH YIELD FUND

The difficulties in the High Yield market continued through Fiscal 2001 as the risks of an economic slowdown increased. Although returns were positive throughout most of the year, the events of September 11th had a significant impact on the market. In fact, the month of September 2001 posted the worst monthly performance on record for the High Yield market, as measured by the Merrill Lynch High Yield Master Index, with a total return of -6.4%. For the Fiscal Year Ended September 30, 2001, this benchmark index returned -3.3%.

Even though the Federal Reserve Board has been rather aggressive with monetary policy, the odds of a recession increased significantly during September 2001. Additional fiscal stimulus is expected, as Congress appears more inclined to employ deficit spending. However, a few quarters of negative GDP growth will probably not be avoided. As a result of this gloomy outlook, risky assets realized a significant decline in value. In order to compensate for this increased uncertainty, yield spreads available in the High Yield market increased to 911 basis points, as investors demanded more compensation for the incremental risk. As a result, the prices of High Yield bonds dropped considerably.

The increase in risk has continued to plague the more aggressive management style employed by most fund managers and has resulted in significant underperformance. The median High Yield fund manager lagged the market considerably for all recent time periods through the third quarter of 2001. This return profile reaffirms our philosophy of concentrating on the higher quality segment of the High Yield market. The proper alignment of risk and return continues to be the cornerstone of our High Yield philosophy.

Our higher quality bias and our sector allocation (particularly the Fund's underweight in telecommunications) allowed for continued outperformance during Fiscal 2001. The Touchstone High Yield Fund generated a total return of -1.3% for the Fiscal Year, which exceeded both the benchmark, Merrill Lynch High Yield Master Index and the median High Yield fund as tracked by Lipper Analytical Services, Inc. In fact, the Fund's performance places it solidly in the top quartile of such similarly managed funds according to Lipper.

Going forward, the High Yield market will take its lead from the economy. Moody's Investors Service projects a continued difficult environment with defaults estimated at 10% in 2001 and 11% in 2002. Combined with 2000, this three-year default experience would be unprecedented. However, when the economy begins to show signs of bottoming, High Yield funds should begin to produce attractive returns, even though defaults may still be increasing. The current state of uncertainty appears to be adequately discounted in the yields currently available.

The portfolio will continue to emphasize quality and focus on those issues that appear to have an appropriate risk-return trade-off. With the potential economic slowdown and limited access to capital, Telecommunications and Cyclicals will continue to be de-emphasized. We continue to find value in Healthcare, Utilities and certain Outsourcing/Service Industries. As always, we will tend to gravitate to the higher quality portion of the High Yield market since we believe the risk-return relationship of such issues is more appropriately aligned. We are confident that our approach will continue to provide attractive risk-adjusted returns.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
         HIGH YIELD FUND* AND THE MERRILL LYNCH HIGH YIELD MASTER INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

           High Yield Fund
     Average Annual Total Returns

            1 Year     Since Inception**
Class A     (6.00%)        (1.48%)
Class B        --          (8.99%)
Class C     (2.03%)         1.48%
----------------------------------------------------

                                              9/01
High Yield Fund - Class A                    $9,794
Merrill Lynch High Yield Master Index        $9,856

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

 *The chart above represents the performance of Class A shares only, which will vary from the performance of other classes of shares based on the difference in loads and fees paid by shareholders in the different classes.
**Class A, Class B and Class C shares commenced operations on May 1, 2000, May 1, 2001 and May 23, 2000, respectively.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

INTERMEDIATE TERM GOVERNMENT INCOME FUND

The past 12 months have been a volatile period in the bond market and one in which the need for a patient and disciplined approach to bond investing could not have been more important. The shift from an inverted to a steep yield curve and roller coaster moves of mortgage-backed securities were challenges faced in the bond market.

The fiscal year began with a large drop in long-term interest rates (50-100 basis points), while the Federal Reserve Board kept short-term rates unchanged. However, in 2001 the Fed reversed the prior year's direction and lowered the Fed Funds rate from 6.50% to 2.50%, while long-term rates remained stable. The resulting steep yield curve stirred many debates about the inability of the Fed to lower long rates and stimulate the economy. Despite the growing economic weakness, the housing market continued to do well with mortgage-borrowing rates at relatively low levels.

Then came September 11th. The initial bond market response was a swift and significant flight to the relative safety of short-term Treasuries. As can be expected with a flight to quality, all other sectors of the bond market initially underperformed Treasuries.

The result (total return on a duration-adjusted basis) for the fiscal year was that Treasuries were the top performing asset class, with mortgage-backed securities underperforming. The Fund's disciplined tactical asset allocation approach called for an underweight in mortgage-backed securities, which had a positive impact on the Fund's return over the period when compared to its peers. The Fund's interest rate risk position (duration) was close to that of the Fund's benchmark, the Lehman Brothers Intermediate Government Index. However, given the large downward shift in interest rates and the Fund's relatively short duration position (interest rate risk) at the beginning of the period, this factor was a negative in Fund performance compared to its peers.

We believe the Fed will continue to add liquidity to the economy and lower short-term interest rates to help spur economic growth. Consumer spending may be sluggish, with stock market weakness and job cuts an ever-present headline in the news, and corporate profits could be slow to recover. Government spending should increase to fund the war on terrorism, but may not be enough to offset the other negative factors.

Against this backdrop, our strategy will be to maintain a neutral duration, or interest rate risk, position. There are likely to be significant short-term fluctuations in interest rates as news headlines from the Middle East and at home quickly change the appetite for risk in the bond market. However, the impact of lower interest rates on mortgage-backed markets will likely provide opportunities and we will selectively be adding to bring this sector to a neutral position over the coming months.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
               INTERMEDIATE TERM GOVERNMENT INCOME FUND* AND THE
               LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

            Intermediate Term Government Income Fund

             Average Annual Total Returns        Total Returns
             ----------------------------        -------------
            1 Year     5 Years     10 Years     Since Inception**
Class A      6.65%      5.57%        5.92%             --
Class B        --         --           --           (0.04%)
Class C        --         --           --            4.29%
-----------------------------------------------------------------

                                                         9/01
Intermediate Term Government Income Fund - Class A     $21,376
Lehman Brothers Intermediate Government Bond Index     $24,648

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

 *The chart above represents the performance of Class A shares only, which will vary from the performance of other classes of shares based on the difference in loads and fees paid by shareholders in the different classes.
**Class B and Class C shares commenced operations on May 1, 2001 and March 6, 2001, respectively.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001

==================================================================================================
                                                                SHORT TERM  INSTITUTIONAL  MONEY
                                                                GOVERNMENT   GOVERNMENT    MARKET
(000's)                                                         INCOME FUND  INCOME FUND    FUND
--------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .........................................   $ 64,717    $ 79,571    $ 86,052
                                                                 ================================
   At market value ...........................................   $ 46,937    $ 57,791    $ 86,052
   Repurchase agreements .....................................     17,780      21,780          --
                                                                 --------------------------------
Total investment securities ..................................     64,717      79,571      86,052
Cash .........................................................         --           3          --
Interest receivable ..........................................        342         548         659
Other assets .................................................          8           3          20
                                                                 --------------------------------
TOTAL ASSETS .................................................     65,067      80,125      86,731
                                                                 --------------------------------

LIABILITIES
Bank overdraft ...............................................         55          --          14
Dividends payable ............................................          2           8           1
Payable to affiliates ........................................         34          15          28
Payable for securities purchased .............................         --          --       2,210
Other accrued expenses and liabilities .......................         25          21          26
                                                                 --------------------------------
TOTAL LIABILITIES ............................................        116          44       2,279
                                                                 --------------------------------

NET ASSETS ...................................................   $ 64,951    $ 80,081    $ 84,452
                                                                 ================================

NET ASSETS CONSIST OF:
Paid-in capital ..............................................   $ 64,955    $ 80,095    $ 84,431
Undistributed net investment income ..........................         --          --          32
Accumulated net realized losses from security transactions ...         (4)        (14)        (11)
                                                                 --------------------------------

NET ASSETS ...................................................   $ 64,951    $ 80,081    $ 84,452
                                                                 ================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....     64,955      80,095      84,463
                                                                 ================================

Net asset value, offering price and redemption price per share   $   1.00    $   1.00    $   1.00
                                                                 ================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001

==================================================================================================
                                                                                      INTERMEDIATE
                                                                               HIGH       TERM
                                                                   BOND       YIELD    GOVERNMENT
(000's)                                                            FUND        FUND    INCOME FUND
--------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .........................................   $ 38,465    $  8,878    $ 31,651
                                                                 ================================
   At market value ...........................................   $ 39,968    $  8,106    $ 32,964
Cash .........................................................      4,369           1           2
Interest and principal paydowns receivable ...................        434         197         330
Receivable for capital shares sold ...........................        277           3          71
Receivable from Adviser ......................................         68          14          --
Other assets .................................................         12          25          29
                                                                 --------------------------------
TOTAL ASSETS .................................................     45,128       8,346      33,396
                                                                 --------------------------------

LIABILITIES
Dividends payable ............................................          8           1          17
Payable for capital shares redeemed ..........................      3,298          --          52
Payable for securities purchased .............................        428         199          --
Payable to affiliates ........................................         --          --          13
Other accrued expenses and liabilities .......................        159           8          16
                                                                 --------------------------------
TOTAL LIABILITIES ............................................      3,893         208          98
                                                                 --------------------------------
NET ASSETS ...................................................   $ 41,235    $  8,138    $ 33,298
                                                                 ================================

NET ASSETS CONSIST OF:
Paid-in capital ..............................................   $ 41,472    $  8,943    $ 34,460
Undistributed net investment income ..........................         69          --          --
Accumulated net realized losses from security transactions ...     (1,809)        (33)     (2,475)
Net unrealized appreciation (depreciation) on investments ....      1,503        (772)      1,313
                                                                 --------------------------------
NET ASSETS ...................................................   $ 41,235    $  8,138    $ 33,298
                                                                 ================================
PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ....................   $ 39,683    $  7,991    $ 33,118
                                                                 ================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....      3,951         881       3,033
                                                                 ================================
Net asset value and redemption price per share ...............   $  10.04    $   9.07    $  10.92
                                                                 ================================
Maximum offering price per share .............................   $  10.54    $   9.52    $  11.46
                                                                 ================================
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ....................   $     30    $     75    $     20
                                                                 ================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....          3           8           2
                                                                 ================================
Net asset value and redemption price per share* ..............   $   9.59    $   9.08    $  10.92
                                                                 ================================
Maximum offering price per share .............................   $   9.59    $   9.08    $  10.92
                                                                 ================================
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ....................   $  1,522    $     72    $    160
                                                                 ================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....        159           8          15
                                                                 ================================
Net asset value and redemption price per share* ..............   $   9.59    $   9.09    $  10.91
                                                                 ================================
Maximum offering price per share .............................   $   9.59    $   9.09    $  10.91
                                                                 ================================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2001

======================================================================================================
                                                                  SHORT TERM  INSTITUTIONAL    MONEY
                                                                  GOVERNMENT   GOVERNMENT      MARKET
(000's)                                                           INCOME FUND  INCOME FUND      FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .................................................   $ 4,048      $ 3,741      $ 3,468
                                                                    ---------------------------------

EXPENSES
Investment advisory fees ........................................       380          143          322
Transfer agent fees .............................................       146           28          118
Distribution expenses ...........................................        73           16           33
Postage and supplies ............................................        46            6           43
Accounting services fees ........................................        30           30           30
Custodian fees ..................................................        55           32           60
Registration fees ...............................................        24            9           26
Professional fees ...............................................        23           22           21
Trustees' fees and expenses .....................................         8            8            8
Reports to shareholders .........................................        36           11           34
Other expenses ..................................................        --           --            1
                                                                    ---------------------------------
TOTAL EXPENSES ..................................................       821          305          696
Fees waived by the Adviser ......................................       (78)         (23)        (267)
                                                                    ---------------------------------
NET EXPENSES ....................................................       743          282          429
                                                                    ---------------------------------

NET INVESTMENT INCOME ...........................................     3,305        3,459        3,039
                                                                    ---------------------------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ...................        --            8           --
                                                                    ---------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $ 3,305      $ 3,467      $ 3,039
                                                                    =================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2001(A)

=======================================================================================================
                                                                                           INTERMEDIATE
                                                                                   HIGH        TERM
                                                                      BOND        YIELD     GOVERNMENT
(000's)                                                               FUND         FUND     INCOME FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .................................................   $ 1,835      $   803      $ 2,113
                                                                    ---------------------------------

EXPENSES
Investment advisory fees ........................................       146           47          171
Accounting services fees ........................................        --           41           35
Sponsor fees (Note 4) ...........................................        58            3           --
Distribution expenses, Class A ..................................        70            3           32
Distribution expenses, Class C ..................................        12           --           --
Transfer agent fees, Common .....................................        22           --           --
Transfer agent fees, Class A ....................................        10           12           32
Transfer agent fees, Class B ....................................         4            5            5
Transfer agent fees, Class C ....................................         4           12            5
Professional fees ...............................................        11            5           19
Registration fees, Common .......................................        17            1            3
Registration fees, Class A ......................................         2           10            9
Registration fees, Class B ......................................         2            4            4
Registration fees, Class C ......................................         2           10            9
Postage and supplies ............................................        --            3           18
Trustees' fees and expenses .....................................         6            6            6
Custodian fees ..................................................       112           12           12
Reports to shareholders .........................................        21            5           10
Other expenses ..................................................         8           12            2
                                                                    ---------------------------------
TOTAL EXPENSES ..................................................       507          191          372
Fees waived and/or common expenses reimbursed by the Adviser ....      (153)        (103)         (24)
Sponsor fees waived .............................................       (58)          (3)          --
Class A expenses reimbursed .....................................       (13)          (2)          (9)
Class B expenses reimbursed .....................................        (7)          --           --
Class C expenses reimbursed .....................................        (6)          --           --
                                                                    ---------------------------------
NET EXPENSES ....................................................       270           83          339
                                                                    ---------------------------------

NET INVESTMENT INCOME ...........................................     1,565          720        1,774
                                                                    ---------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions ..........        53          (33)         359
Net change in unrealized appreciation/depreciation on investments     1,776         (826)       1,794
                                                                    ---------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS .......     1,829         (859)       2,153
                                                                    ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...........   $ 3,394      $  (139)     $ 3,927
                                                                    =================================

(A) Except for Class B shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund which represents the period from commencement of operations (May 1, 2001) through September 30, 2001 and Class C shares of the Intermediate Term Government Income Fund which represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

=========================================================================================================================
                                                                              SHORT TERM               INSTITUTIONAL
                                                                              GOVERNMENT                GOVERNMENT
                                                                              INCOME FUND               INCOME FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR         YEAR         YEAR         YEAR
                                                                          ENDED        ENDED        ENDED        ENDED
                                                                        SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,
(000's)                                                                    2001         2000         2001         2000
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............................................   $   3,305    $   5,047    $   3,459    $   3,179
Net realized gains (losses) from security transactions ..............          --           (4)           8           --
                                                                        ------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..........................       3,305        5,043        3,467        3,179
                                                                        ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ..........................................      (3,305)      (5,047)      (3,459)      (3,179)
                                                                        ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ...........................................     199,511      536,534      199,858      135,318
Reinvested distributions ............................................       3,198        4,816        3,170        2,851
Payments for shares redeemed ........................................    (217,628)    (571,536)    (181,261)    (129,711)
                                                                        ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS ...............................................     (14,919)     (30,186)      21,767        8,458
                                                                        ------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............................     (14,919)     (30,190)      21,775        8,458

Net Assets
Beginning of year ...................................................      79,870      110,060       58,306       49,848
                                                                        ------------------------------------------------
End of year .........................................................   $  64,951    $  79,870    $  80,081    $  58,306
                                                                        ================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================================
                                                                                MONEY
                                                                                MARKET
                                                                                 FUND
-----------------------------------------------------------------------------------------------
                                                                           YEAR         YEAR
                                                                          ENDED        ENDED
                                                                        SEPT. 30,    SEPT. 30,
(000's)                                                                    2001         2000
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............................................   $   3,039    $   1,950
                                                                        ----------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ..........................................      (3,039)      (1,950)
                                                                        ----------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ...........................................     189,898      125,641
Reinvested distributions ............................................       2,961        1,860
Payments for shares redeemed ........................................    (151,342)    (107,764)
                                                                        ----------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..........      41,517       19,737
                                                                        ----------------------

TOTAL INCREASE IN NET ASSETS ........................................      41,517       19,737

Net Assets
Beginning of year ...................................................      42,935       23,198
                                                                        ----------------------
End of year .........................................................   $  84,452    $  42,935
                                                                        ======================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

============================================================================================================
                                                                                     BOND FUND
------------------------------------------------------------------------------------------------------------
                                                                           YEAR     NINE MONTHS      YEAR
                                                                          ENDED        ENDED        ENDED
                                                                        SEPT. 30,    SEPT. 30,     DEC. 31,
(000's)                                                                  2001(A)        2000         1999
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............................................   $   1,565    $     986    $   1,198
Net realized gains (losses) from security transactions ..............          53         (646)        (348)
Net change in unrealized appreciation/depreciation on investments ...       1,776          872       (1,154)
                                                                        -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............       3,394        1,212         (304)
                                                                        -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .................................      (1,506)        (752)        (314)
From net investment income, Class C .................................         (60)         (44)         (64)
From net investment income, Class Y .................................          --         (193)        (832)
Distributions in excess of net investment income, Class A ...........          --           --           (2)
Distributions in excess of net investment income, Class Y ...........          --           --           (5)
Return of capital distributions, Class A ............................          --           --          (34)
Return of capital distributions, Class C ............................          --           --           (8)
Return of capital distributions, Class Y ............................          --           --          (79)
                                                                        -----------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...........      (1,566)        (989)      (1,338)
                                                                        -----------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...........................................      36,754       16,302        1,368
Capital contribution from acquisition ...............................          --        3,705           --
Capital contribution from Class Y ...................................          --       14,078           --
Reinvested distributions ............................................       1,550          733          342
Payments for shares redeemed ........................................     (22,477)     (17,333)      (1,898)
                                                                        -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS      15,827       17,485         (188)
                                                                        -----------------------------------
CLASS B
Proceeds from shares sold ...........................................          29           --           --
                                                                        -----------------------------------
CLASS C
Proceeds from shares sold ...........................................         729          211          346
Capital contribution ................................................          --           --        1,140
Reinvested distributions ............................................          53           41           70
Payments for shares redeemed ........................................        (309)        (252)        (459)
                                                                        -----------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS ..........         473           --        1,097
                                                                        -----------------------------------
CLASS Y
Capital contribution ................................................          --           --       14,150
Reinvested distributions ............................................          --          192          915
Payment for capital contribution to Class A .........................          --      (14,078)          --
                                                                        -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS          --      (13,886)      15,065
                                                                        -----------------------------------
TOTAL INCREASE IN NET ASSETS ........................................      18,157        3,822       14,332

NET ASSETS
Beginning of period .................................................      23,078       19,256        4,924
                                                                        -----------------------------------
End of period .......................................................   $  41,235    $  23,078    $  19,256
                                                                        ===================================

(A) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

=========================================================================================================================
                                                                                 HIGH               INTERMEDIATE TERM
                                                                                YIELD                  GOVERNMENT
                                                                                 FUND                  INCOME FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR       PERIOD         YEAR         YEAR
                                                                          ENDED        ENDED        ENDED        ENDED
                                                                        SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,
(000's)                                                                  2001(B)      2000(A)      2001(B)        2000
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............................................   $     720    $     231    $   1,774    $   2,190
Net realized gains (losses) from security transactions ..............         (33)           8          359         (480)
Net change in unrealized appreciation/depreciation
   on investments ...................................................        (826)          54        1,794          193
                                                                        ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............        (139)         293        3,927        1,903
                                                                        ------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class A ................................        (713)        (231)      (1,772)      (2,190)
From net investment income - Class B ................................          (2)          --           --           --
From net investment income - Class C ................................          (5)          --           (2)
From net realized gains - Class A ...................................          (8)          --           --           --
                                                                        ------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ..................................................        (728)        (231)      (1,774)      (2,190)
                                                                        ------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...........................................         854        7,038       11,377        7,236
Reinvested distributions ............................................         717          231        1,504        1,906
Payments for shares redeemed ........................................         (55)          (3)     (17,810)     (18,019)
                                                                        ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS .......................................       1,516        7,266       (4,929)      (8,877)
                                                                        ------------------------------------------------
CLASS B
Proceeds from shares sold ...........................................          82           --           19           --
Reinvested distributions ............................................          --           --           --(C)        --
Payments for shares redeemed ........................................          (1)          --           --           --
                                                                        ------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS B SHARE TRANSACTIONS .......................................          81           --           19           --
                                                                        ------------------------------------------------
CLASS C
Proceeds from shares sold ...........................................         132           12          273           --
Reinvested distributions ............................................           4           --            1           --
Payments for shares redeemed ........................................         (67)          (1)        (115)          --
                                                                        ------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS .......................................          69           11          159           --
                                                                        ------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............................         799        7,339       (2,598)      (9,164)

NET ASSETS
Beginning of period .................................................       7,339           --       35,896       45,060
                                                                        ------------------------------------------------
End of period .......................................................   $   8,138    $   7,339    $  33,298    $  35,896
                                                                        ================================================

(A) Represents the period from commencement of operations (May 1, 2000 and May 23, 2000) for Class A and Class C shares, respectively, through September 30, 2000.

(B) Except for Class B shares of the High Yield Fund and Intermediate Term Government Income Fund which represents the period from commencement of operations (May 1, 2001) through September 30, 2001 and Class C shares of the Intermediate Term Government Income Fund which represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

(C)  Amount rounds to less than $1.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

SHORT TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                         YEARS ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ------------------------------------------------------------
Net investment income ..............................      0.041        0.049        0.040        0.046        0.044
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.041)      (0.049)      (0.040)      (0.046)      (0.044)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ============================================================
Total return .......................................      4.18%        5.02%        4.02%        4.74%        4.53%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 64,951     $ 79,870     $110,060     $102,481     $ 96,797
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.95%        0.95%        0.95%        0.91%        0.97%

Ratio of net investment income to
   average net assets ..............................      4.23%        4.86%        3.95%        4.63%        4.43%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.05% and 0.94% for the years ended September 30, 2001 and 1998, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INSTITUTIONAL GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                         YEARS ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ------------------------------------------------------------
Net investment income ..............................      0.049        0.057        0.047        0.052        0.051
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.049)      (0.057)      (0.047)      (0.052)      (0.051)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ============================================================
Total return .......................................      5.02%        5.83%        4.78%        5.30%        5.17%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 80,081     $ 58,306     $ 49,848     $ 44,797     $ 61,248
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.40%        0.40%        0.40%        0.40%        0.40%

Ratio of net investment income to
   average net assets ..............................      4.90%        5.73%        4.68%        5.17%        5.07%

(A) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.43%, 0.43%, 0.47%, 0.45% and 0.45% for the years ended September 30, 2001, 2000, 1999, 1998 and 1997, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                              ONE
                                                         YEAR         YEAR         YEAR         YEAR         MONTH        YEAR
                                                         ENDED,       ENDED        ENDED        ENDED        ENDED        ENDED
                                                       SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    AUG. 31,
                                                         2001         2000         1999         1998         1997(A)      1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       -------------------------------------------------------------------------
Net investment income ..............................      0.048        0.056        0.046        0.050        0.004        0.050
                                                       -------------------------------------------------------------------------
Dividends from net investment income ...............     (0.048)      (0.056)      (0.046)      (0.050)      (0.004)      (0.050)
                                                       -------------------------------------------------------------------------
Net asset value at end of period ...................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       =========================================================================
Total return .......................................      4.91%        5.79%        4.74%        5.07%        4.99%(C)     5.14%
                                                       =========================================================================
Net assets at end of period (000's) ................   $ 84,452     $ 42,935     $ 23,198     $ 18,492     $ 73,821     $ 94,569
                                                       =========================================================================
Ratio of net expenses to average net assets(B) .....      0.65%        0.65%        0.65%        0.79%        0.80%(C)     0.65%

Ratio of net investment income to average net assets      4.60%        5.75%        4.63%        4.95%        4.99%(C)     5.03%

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.

(B) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.05%, 1.13%, 1.11% and 0.79% for the periods ended September 30, 2001, 2000, 1999 and August 31, 1997, respectively.

(C)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

BOND FUND -- CLASS A
FINANCIAL HIGHLIGHTS

=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                         YEAR      NINE MONTHS     YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                       SEPT. 30,    SEPT. 30,    DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
                                                         2001        2000(A)       1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   9.50     $   9.47     $  10.39     $  10.22     $  10.17     $  10.61
                                                       -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income ...........................       0.53         0.48         0.59         0.55         0.61         0.71
   Net realized and unrealized gains (losses)
      on investments ...............................       0.54         0.03        (0.76)        0.30         0.11        (0.43)
                                                       -------------------------------------------------------------------------
Total from investment operations ...................       1.07         0.51        (0.17)        0.85         0.72         0.28
                                                       -------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income ............      (0.53)       (0.48)       (0.68)       (0.57)       (0.66)       (0.70)
   Distributions from net realized gains ...........         --           --           --        (0.11)       (0.01)       (0.02)
   Return of capital ...............................         --           --        (0.07)          --           --           --
                                                       -------------------------------------------------------------------------
Total distributions ................................      (0.53)       (0.48)       (0.75)       (0.68)       (0.67)       (0.72)
                                                       -------------------------------------------------------------------------
Net asset value at end of period ...................   $  10.04     $   9.50     $   9.47     $  10.39     $  10.22     $  10.17
                                                       =========================================================================
Total return(B) ....................................     11.61%        5.50%(C)    (1.68%)       8.56%        7.30%        2.85%
                                                       =========================================================================
Net assets at end of period (000's) ................   $ 39,683     $ 22,086     $  4,310     $  4,924     $  1,685     $    821
                                                       =========================================================================
Ratio of net expenses to average net assets(D) .....      0.90%        0.90%(E)     0.90%        0.90%        0.90%        0.90%

Ratio of net investment income to average net assets      5.41%        6.16%(E)     5.92%        5.68%        6.08%        6.01%

Portfolio turnover rate ............................        93%         126%(E)       57%         170%          88%          64%

(A) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.67%, 2.14%(E), 2.26%, 4.13%, 7.13% and 13.61% for the periods ended September 30, 2001 and 2000, December 31, 1999, 1998, 1997 and 1996, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

BOND FUND -- CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $   9.33
                                                                    --------

Income from investment operations:
   Net investment income ......................................         0.18
   Net realized and unrealized gains on investments ...........         0.26
                                                                    --------
Total from investment operations ..............................         0.44
                                                                    --------

Dividends from net investment income ..........................        (0.18)
                                                                    --------

Net asset value at end of period ..............................     $   9.59
                                                                    ========

Total return(B) ...............................................        4.78%
                                                                    ========

Net assets at end of period (000's) ...........................     $     30
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.60%(D)

Ratio of net investment income to average net assets ..........        4.29%(D)

Portfolio turnover rate .......................................          93%(D)

(A) Represents the period from commencement of operations (May 1, 2001 through September 30, 2001).

(B) Total return shown excludes the effect of applicable sales load and is not annualized.

(C) Absent fee waivers and/or reimbursements, the ratio of expenses to average net assets would have been 138.55%(D) for the period ended September 30, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

BOND FUND -- CLASS C
FINANCIAL HIGHLIGHTS

=======================================================================================================
                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------
                                                                       YEAR     NINE MONTHS      YEAR
                                                                      ENDED        ENDED        ENDED
                                                                    SEPT. 30,    SEPT. 30,    DEC. 31,
                                                                      2001        2000(B)      1999(A)
-------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $   9.07     $   9.15     $  10.08
                                                                    ----------------------------------
Income (loss) from investment operations:
   Net investment income (loss) ...............................         0.45         0.37         0.51
   Net realized and unrealized gains (losses) on investments ..         0.53        (0.03)       (0.75)
                                                                    ----------------------------------
Total from investment operations ..............................         0.98         0.34        (0.24)
                                                                    ----------------------------------
Less distributions:
   Dividends from net investment income .......................        (0.46)       (0.42)       (0.62)
   Return of capital ..........................................           --           --        (0.07)
                                                                    ----------------------------------
Total distributions ...........................................        (0.46)       (0.42)       (0.69)
                                                                    ----------------------------------

Net asset value at end of period ..............................     $   9.59     $   9.07     $   9.15
                                                                    ==================================

Total return(C) ...............................................       11.10%        3.87%(D)    (2.41%)
                                                                    ==================================

Net assets at end of period (000's) ...........................     $  1,522     $    992     $    998
                                                                    ==================================

Ratio of net expenses to average net assets(E) ................        1.65%        1.65%(F)     1.65%

Ratio of net investment income to average net assets ..........        4.73%        5.41%(F)     5.18%

Portfolio turnover rate .......................................          93%         126%(F)      120%

(A)  Class C shares commenced operations on January 1, 1999.

(B) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E) Absent fee waivers and/or reimbursements, the ratios of expenses to average net assets would have been 2.90%, 2.89%(F) and 3.01% for the periods end September 30, 2001, 2000 and December 31, 1999, respectively.

(F)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

HIGH YIELD FUND -- CLASS A
FINANCIAL HIGHLIGHTS

============================================================================================
                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------
                                                                       YEAR       PERIOD
                                                                      ENDED        ENDED
                                                                    SEPT. 30,    SEPT. 30,
                                                                      2001        2000(A)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.09     $  10.00
                                                                    ---------------------
Income from investment operations:
   Net investment income ......................................         0.90         0.33
   Net realized and unrealized gains (losses) on investments ..        (1.01)        0.09
                                                                    ---------------------
Total from investment operations ..............................        (0.11)        0.42
                                                                    ---------------------
Less distributions:
   Dividends from net investment income .......................        (0.90)       (0.33)
   Distributions from net realized gains ......................        (0.01)          --
                                                                    ---------------------
Total distributions ...........................................        (0.91)       (0.33)
                                                                    ---------------------

Net asset value at end of period ..............................     $   9.07     $  10.09
                                                                    =====================

Total return(B) ...............................................       (1.34%)       4.20%(C)
                                                                    =====================

Net assets at end of period (000's) ...........................     $  7,991     $  7,327
                                                                    =====================

Ratio of net expenses to average net assets(D) ................        1.05%        1.04%(E)

Ratio of net investment income to average net assets ..........        9.20%        7.77%(E)

Portfolio turnover rate .......................................          67%          13%(E)

(A) Represents the period from commencement of operations (May 1, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.42% and 1.78%(E) for the periods ended September 30, 2001 and 2000, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

HIGH YIELD FUND -- CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $   9.85
                                                                       ------
Income (loss) from investment operations:
   Net investment income ......................................         0.35
   Net realized and unrealized losses on investments ..........        (0.76)
                                                                    --------
Total from investment operations ..............................        (0.41)
                                                                    --------
Less distributions:
   Dividends from net investment income .......................        (0.35)
   Distributions from net realized gains ......................        (0.01)
                                                                    --------
Total distributions ...........................................        (0.36)
                                                                    --------

Net asset value at end of period ..............................     $   9.08
                                                                    ========

Total return(B) ...............................................       (4.38%)
                                                                    ========

Net assets at end of period (000's) ...........................     $     75
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.78%(D)

Ratio of net investment income to average net assets ..........        8.34%(D)

Portfolio turnover rate .......................................          67%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales load and is not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 3.38%(D) for the period ended September 30, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

HIGH YIELD FUND -- CLASS C
FINANCIAL HIGHLIGHTS

============================================================================================
                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------
                                                                       YEAR       PERIOD
                                                                      ENDED        ENDED
                                                                    SEPT. 30,    SEPT. 30,
                                                                      2001        2000(A)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.11     $  10.00
                                                                    ---------------------
Income (loss) from investment operations:
   Net investment income ......................................         0.83         0.27
   Net realized and unrealized gains (losses) on investments ..        (1.01)        0.15
                                                                    ---------------------
Total from investment operations ..............................        (0.18)        0.42
                                                                    ---------------------
Less distributions:
   Dividends from net investment income .......................        (0.83)       (0.27)
   Distributions from net realized gains ......................        (0.01)       (0.04)
                                                                    ---------------------
Total distributions ...........................................        (0.84)       (0.31)
                                                                    ---------------------

Net asset value at end of period ..............................     $   9.09     $  10.11
                                                                    =====================

Total return(B) ...............................................       (2.03%)       4.21%(C)
                                                                    =====================

Net assets at end of period (000's) ...........................     $     72     $     12
                                                                    =====================

Ratio of net expenses to average net assets(D) ................        1.80%        1.80%(E)

Ratio of net investment income to average net assets ..........        8.37%        7.91%(E)

Portfolio turnover rate .......................................          67%          13%(E)

(A) Represents the period from commencement of operations (May 23, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 3.24% and 2.82%(E) for the periods ended September 30, 2001 and 2000, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERMEDIATE TERM GOVERNMENT INCOME FUND
-- CLASS A
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                         YEARS ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  10.27     $  10.34     $  11.15     $  10.67     $  10.49
                                                       ------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income ...........................       0.55         0.59         0.60         0.61         0.61
   Net realized and unrealized gains (losses)
      on investments ...............................       0.65        (0.07)       (0.81)        0.48         0.18
                                                       ------------------------------------------------------------
Total from investment operations ...................       1.20         0.52        (0.21)        1.09         0.79
                                                       ------------------------------------------------------------

Dividends from net investment income ...............      (0.55)       (0.59)       (0.60)       (0.61)       (0.61)
                                                       ------------------------------------------------------------

Net asset value at end of year .....................   $  10.92     $  10.27     $  10.34     $  11.15     $  10.67
                                                       ============================================================

Total return(A) ....................................     11.94%        5.29%       (1.93%)      10.54%        7.74%
                                                       ============================================================

Net assets at end of year (000's) ..................   $ 33,118     $ 35,896     $ 45,060     $ 51,168     $ 53,033
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      0.99%        0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to
   average net assets ..............................      5.19%        5.87%        5.59%        5.64%        5.78%

Portfolio turnover rate ............................        53%          27%          58%          29%          49%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers, the ratio of expenses to average net assets would have been 1.09% for the year ended September 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERMEDIATE TERM GOVERNMENT INCOME FUND
-- CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.59
                                                                      ------
Income from investment operations:
   Net investment income ......................................         0.19
   Net realized and unrealized gains on investments ...........         0.33
                                                                    --------
Total from investment operations ..............................         0.52
                                                                    --------

Dividends from net investment income ..........................        (0.19)
                                                                    --------

Net asset value at end of period ..............................     $  10.92
                                                                    ========

Total return(B) ...............................................        4.96%
                                                                    ========

Net assets at end of period (000's) ...........................     $     20
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.83%(D)

Ratio of net investment income to average net assets ..........        4.02%(D)

Portfolio turnover rate .......................................          53%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales load and is not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 2.24% for the period ended September 30, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERMEDIATE TERM GOVERNMENT INCOME FUND
-- CLASS C
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.65
                                                                       ------
Income from investment operations:
   Net investment income ......................................         0.29
   Net realized and unrealized gains on investments ...........         0.26
                                                                    --------
Total from investment operations ..............................         0.55
                                                                    --------

Dividends from net investment income ..........................        (0.29)
                                                                    --------

Net asset value at end of period ..............................     $  10.91
                                                                    ========

Total return(B) ...............................................        5.29%
                                                                    ========

Net assets at end of period (000's) ...........................     $    160
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.85%(D)

Ratio of net investment income to
   average net assets .........................................        4.14%(D)

Portfolio turnover rate .......................................          53%(D)

(A) Represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers, the ratio of expenses to average net assets would have been 2.10% for the period ended September 30, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001
================================================================================

1.   ORGANIZATION

The Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Bond Fund, High Yield Fund and Intermediate Term Government Income Fund (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Short Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term securities issued by the U.S. Government, or its agencies, including mortgage-related U.S. Government Securities, whose payment of principal and interest is guaranteed by the U.S. Treasury.

The Institutional Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term securities issued by the U.S. Treasury or agencies of the U.S. Government, including mortgage-related U.S. Government Securities.

The Money Market Fund seeks high current  income,  consistent with liquidity and
stability  of  principal.   The  Fund  invests  in  high-quality   money  market
instruments.

The  Bond  Fund  seeks  to  provide  as high a level  of  current  income  as is consistent with the preservation of capital, by investing primarily in investment grade debt securities. The Fund expects to have an average effective maturity between 5 and 15 years.

The High Yield Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.

The Intermediate Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in intermediate-term U.S. Government securities, including mortgage-related U.S. Government securities, having an effective maturity of 20 years or less. The dollar-weighted average maturity of the Fund's portfolio normally will be between 3 and 10 years. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

Prior to May 1, 2000, the Bond Fund was part of the Touchstone Series Trust, a Massachusetts business trust organized on February 7, 1994 and registered under the Act as an open-end management investment company. Effective May 1, 2000, the Bond Fund was merged into the Touchstone Investment Trust and the Touchstone Series Trust was dissolved (Note 6).

The Bond Fund, High Yield Fund and Intermediate Term Government Income Fund are each authorized to offer three classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets) Class B shares, effective May 1, 2001, (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class B shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A, Class B and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Bond Fund's custodian fees presented on the Statement of Operations include expenses for administration and accounting and pricing services provided for the Fund by Investors Bank & Trust Company, the Bond Fund's administrator, custodian and fund accounting services provider. The fee is a unified rate and therefore each expense can not be broken out separately.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- Investment securities in the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Investment securities in the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Share valuation -- The net asset value per share of each class of shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Bond Fund, High Yield Fund and the Intermediate Term Government Income Fund is equal to the net

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class B and Class C shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund is equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of each Fund, except for Bond Fund and High Yield Fund which declare and pay monthly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

As of September 30, 2001, the Funds had the following capital loss carryforwards for federal income tax purposes.

--------------------------------------------------------------------------------
                                                                      EXPIRES
FUND                                                       AMOUNT   SEPTEMBER 30
--------------------------------------------------------------------------------
Short Term Government Income Fund .....................  $    3,469     2009

Institutional Government Income Fund ..................  $   13,614     2002
                                                                601     2007

Money Market Fund .....................................  $    1,383     2004
                                                              1,805     2005
                                                              2,643     2007
                                                              4,941     2008

Bond Fund .............................................  $  374,980     2007
                                                            487,055     2008
                                                            718,458     2009

Intermediate Term Government Income Fund ..............  $  955,841     2003
                                                          1,168,258     2004
                                                            221,155     2005
                                                              8,095     2006
                                                            122,447     2009

In addition, the Bond Fund and High Yield Fund elected to defer until its subsequent tax year $228,559 and $33,486, respectively, of capital losses incurred after October 31, 2000. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2001:

--------------------------------------------------------------------------------
                                                                    INTERMEDIATE
                                                             HIGH       TERM
                                                 BOND       YIELD    GOVERNMENT
(000's)                                          FUND        FUND    INCOME FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation ............    $  1,516    $    201    $  1,313
Gross unrealized depreciation ............         (13)       (973)         --
                                              --------------------------------
Net unrealized appreciation (depreciation)    $  1,503    $   (772)   $  1,313
                                              ================================

Federal income tax cost ..................    $ 38,465    $  8,878    $ 31,651
                                              ================================
--------------------------------------------------------------------------------

The Money Market Fund reclassified $31,759 of net investment income to paid-in capital on the Statements of Assets and Liabilities. The Bond Fund reclassified $40,784 of realized gains to undistributed net investment income and $744,633 of realized losses to paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended September 30, 2001:

--------------------------------------------------------------------------------------------------
                                                                                      INTERMEDIATE
                                                                              HIGH        TERM
                                                                  BOND       YIELD     GOVERNMENT
(000's)                                                           FUND        FUND     INCOME FUND
--------------------------------------------------------------------------------------------------
Purchases of investment securities .........................    $ 43,923    $  6,175    $ 17,452
                                                                --------------------------------
Proceeds from sales and maturities of  investment securities    $ 25,724    $  4,863    $ 20,377
                                                                --------------------------------
--------------------------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, Underwriter and Integrated are each a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT
The Adviser provides general investment supervisory services for the Funds, under the terms of separate menagement agreements. Under the Management Agreement, the Short Term Government Income Fund, Money Market Fund and Intermediate Term Government Income Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million. The Institutional Government Income Fund, Bond Fund and High Yield Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20%, 0.50% and 0.60% of its respective average daily net assets.

In order to reduce operating expenses during the year ended September 30, 2001, the Adviser waived $77,733 of its advisory fees for the Short Term Government Income Fund; waived $22,982 of its advisory fees for the Institutional Government Income Fund; waived $266,518 of its advisory fees for the Money Market Fund; waived $58,353 of sponsor fees, waived $152,601 of its advisory fees and reimbursed $13,345, $6,376 and $6,398 of Class A, Class B and Class C expenses, respectively, for the Bond Fund; waived $2,819 of sponsor fees, waived $102,524 of its advisory fees and reimbursed $2,372, $61 and $59 of Class A, Class B and Class C expenses, respectively, for the High Yield Fund; and waived $24,305 of its advisory fees and reimbursed $9,068, $73 and $12 of Class A, Class B and Class C expenses, respectively, for the Intermediate Term Government Income Fund.

During the year ended September 30, 2001, the Adviser purchased $340,000 par value Southern California Edison Power Company bonds from the Money Market Fund for $339,378, which reflects the Fund's amortized cost.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee at an annual rate of $25 per shareholder account from each of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund and $21 per shareholder account from the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund subject to a $1,000 minimum monthly fee for each Fund or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING  SERVICES  AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net asset levels, of $2,500 from the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund, $3,000 from the High Yield Fund, and $2,000 from the Intermediate Term Government Income Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $1,645, $5,158 and $6,608 from underwriting and broker commissions on the sale of shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund, respectively, for the year ended September 30, 2001.

PLANS OF DISTRIBUTION
The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. Class A shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Touchstone Advisors has agreed to pay a portion of the distribution fees for Class A shares of the Bond Fund until October 29, 2001 so that the maximum annual distribution fees paid by Class A shares of the Bond Fund during that period will not exceed 0.25% of average daily net assets. Class B and Class C shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B and Class C shares. The plan allows each of the Short Term Government Income Fund and the Money Market Fund to pay an annual fee of up to 0.35% of its average daily net assets and the Institutional Government Income Fund 0.10% of its average daily net assets for the sale and distribution of shares.

SPONSOR AGREEMENT
The Trust, on behalf of the Bond Fund and High Yield Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Bond Fund and High Yield Fund, including the administrator and custodian. The Adviser receives a fee from the Bond Fund and High Yield Fund equal on an annual basis to 0.20% of the average daily net assets of the respective Fund. The Adviser waived all fees under the Sponsor Agreement through September 30, 2001.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                             BOND
                                                             FUND
                                                            CLASS A
--------------------------------------------------------------------------------
                                                 YEAR    NINE MONTHS     YEAR
                                                ENDED       ENDED       ENDED
                                               SEPT. 30,   SEPT. 30,   DEC. 31,
(000's)                                          2001        2000        1999
--------------------------------------------------------------------------------
Shares sold .................................    3,737       1,733         137
Issued in acquisition .......................       --         399          --
Shares reinvested ...........................      159          78          35
Class Y contribution to Class A (Note 6) ....       --       1,509          --
Shares redeemed .............................   (2,270)     (1,849)       (191)
                                                ------------------------------
Net increase (decrease) in shares outstanding    1,626       1,870         (19)
Shares outstanding, beginning of period .....    2,325         455         474
                                                ------------------------------
Shares outstanding, end of period ...........    3,951       2,325         455
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                              BOND                  BOND
                                              FUND                  FUND
                                             CLASS B               CLASS C
--------------------------------------------------------------------------------------
                                               YEAR       YEAR   NINE MONTHS    YEAR
                                              ENDED      ENDED      ENDED      ENDED
                                             SEPT. 30,  SEPT. 30,  SEPT. 30,  DEC. 31,
(000's)                                       2001(A)     2001       2000       1999
--------------------------------------------------------------------------------------
Capital contribution (Note 6) ...............     --        --         --        113
Shares sold .................................      3        77         23         36
Shares reinvested ...........................     --         6          5          7
Shares redeemed .............................     --       (33)       (28)       (47)
                                                ------------------------------------
Net increase (decrease) in shares outstanding      3        50         --        109
Shares outstanding, beginning of period .....     --       109        109         --
                                                ------------------------------------
Shares outstanding, end of period ...........      3       159        109        109
--------------------------------------------------------------------------------------

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

----------------------------------------------------------------------------------------------
                                               HIGH YIELD     HIGH YIELD      HIGH YIELD
                                                  FUND           FUND            FUND
                                                 CLASS A        CLASS B         CLASS C
----------------------------------------------------------------------------------------------
                                             YEAR      PERIOD    PERIOD     YEAR      PERIOD
                                            ENDED      ENDED     ENDED     ENDED      ENDED
                                           SEPT. 30,  SEPT. 30, SEPT. 30, SEPT. 30,  SEPT. 30,
(000's)                                      2001      2000(A)   2001(B)    2001      2000(A)
----------------------------------------------------------------------------------------------
Shares sold ...........................        87        703         8        13          1
Shares reinvested .....................        74         23        --(C)     --(C)      --C)
Shares redeemed .......................        (6)        --        --(C)     (6)        --(C)
                                            -----------------------------------------------
Net increase in shares outstanding ....       155        726         8         7          1
Shares outstanding, beginning of period       726         --        --         1         --
                                            -----------------------------------------------
Shares outstanding, end of period .....       881        726         8         8          1
----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                    INTERMEDIATE           INTERMEDIATE  INTERMEDIATE
                                                        TERM                   TERM         TERM
                                                     GOVERNMENT             GOVERNMENT   GOVERNMENT
                                                     INCOME FUND            INCOME FUND  INCOME FUND
                                                       CLASS A                CLASS B      CLASS C
-----------------------------------------------------------------------------------------------------
                                                   YEAR          YEAR          PERIOD        YEAR
                                                  ENDED         ENDED          ENDED        ENDED
                                                 SEPT. 30,     SEPT. 30,      SEPT. 30,    SEPT. 30,
(000's)                                            2001          2000          2001(B)      2001(D)
-----------------------------------------------------------------------------------------------------
Shares sold .................................      1,071           713             2           25
Shares reinvested ...........................        142           187            --(C)        --(C)
Shares redeemed .............................     (1,675)       (1,762)           --          (10)
                                                 ------------------------------------------------
Net increase (decrease) in shares outstanding       (462)         (862)            2           15
Shares outstanding, beginning of period .....      3,495         4,357            --           --
                                                 ------------------------------------------------
Shares outstanding, end of period ...........      3,033         3,495             2           15
-----------------------------------------------------------------------------------------------------

(A) Represents the period from commencement of operations of Class A and Class C shares (May 1, 2000 and May 23, 2000, respectively) through September 30, 2000.

(B)  Class B commenced operations May 1, 2001.

(C)  Rounds to less than 1.

(D)  Class C commenced operations March 6, 2001.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   FUND MERGERS

On February 15, 2000, the Board of Trustees of the Touchstone Series Trust (Series Trust) approved an Agreement and Plan of Reorganization known as the Countrywide Investment Trust Agreement (CIT Agreement) between the Series Trust and Investment Trust. Pursuant to the CIT Agreement, Countrywide Intermediate Bond Fund was merged into the Touchstone Bond Fund of the Series Trust.

The mergers described above were approved by shareholders of each Fund at special meetings of shareholders held on April 19, 2000.

Pursuant to the CIT Agreement described above, on May 1, 2000, the Bond Fund, formerly the Touchstone Bond Fund, acquired all of the assets and assumed liabilities of the Countrywide Intermediate Bond Fund of the Investment Trust, in an exchange for Class A shares of Bond Fund and its fiscal year end was changed to September 30.

The above acquisitions were accomplished by a tax-free exchange of shares of each respective fund. The value of assets acquired, number of shares issued, unrealized gain or loss acquired and the aggregate net assets of each Fund immediately after the acquisition are as follows:

-----------------------------------------------------------------------------------------------------------
Acquiring      Acquired        Value of        Number of       Unrealized     Realized Loss     Net Assets
  Fund           Fund         Net Assets      Shares Issued       Loss           Acquired          After
                               Acquired                                                         Acquisition
-----------------------------------------------------------------------------------------------------------
Bond Fund     Countrywide     $ 3,705,000         399,000     $  (154,000)     $  (822,000)     $22,917,000
             Intermediate
               Bond Fund
-----------------------------------------------------------------------------------------------------------

Effective immediately after the close of business on December 31, 1998, certain related mutual funds (Select Advisors Trust C and Select Advisors Trust A) entered into a series of transactions which resulted in The Western and Southern Life Insurance Company, an affiliated entity, making an initial capital contribution to the Class C and Class Y shares of the Bond Fund. The following is a summary of unrealized appreciation acquired from Select Advisors Trust C as of the acquisition date, as well as the number of shares issued from each class from the transaction:

--------------------------------------------------------------------------------
Touchstone Series
   Trust Fund        Unrealized              Class C              Class Y
 (Survivor Fund)    Appreciation          Shares Issued        Shares Issued
--------------------------------------------------------------------------------
Bond                  $  21,000               113,000             1,000,000
--------------------------------------------------------------------------------

On April 28, 2000, all of Class Y shares outstanding of the Bond Fund were transferred into Class A shares of the Bond Fund. This transfer was a non-taxable event to shareholders.

                           TOUCHSTONE FAMILY OF FUNDS

SHORT TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001

=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     U.S. OBLIGATIONS-- 72.3%                                                                       (000's)
---------------------------------------------------------------------------------------------------------------------
             U.S. TREASURY OBLIGATIONS-- 50.9%
$   3,000    U.S. Treasury Notes, 5.875%, 10/31/01 ....................................................    $   3,000
    5,000    U.S. Treasury Notes, 6.625%, 03/31/02 ....................................................        5,073
    5,000    U.S. Treasury Bill, 10/04/01 .............................................................        4,999
   20,000    U.S. Treasury Bill, 11/01/01 .............................................................       19,965
---------                                                                                                  ---------
$  33,000    TOTAL U.S. TREASURY OBLIGATIONS
---------    (Amortized Cost $33,037) .................................................................    $  33,037
                                                                                                           ---------
             U.S. GOVERNMENT AGENCY OBLIGATIONS-- 21.4%
$   1,000    Overseas Private Investment Corporation, 2.55%, 10/03/01 .................................    $   1,000
    4,000    Overseas Private Investment Corporation, 2.55%, 10/03/01 .................................        4,000
    1,400    Overseas Private Investment Corporation, 2.55%, 10/03/01 .................................        1,400
    7,500    Overseas Private Investment Corporation, 2.55%, 10/03/01 .................................        7,500
---------                                                                                                  ---------
$  13,900    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
---------   (Amortized Cost $13,900) .................................................................    $  13,900
                                                                                                           ---------
             TOTAL U.S. OBLIGATIONS (AMORTIZED COST $46,937) ..........................................    $  46,937
                                                                                                           ---------
---------------------------------------------------------------------------------------------------------------------
   FACE                                                                                                     MARKET
  AMOUNT                                                                                                     VALUE
 (000's)     REPURCHASE AGREEMENT (NOTE A)-- 27.4%                                                          (000's)
---------------------------------------------------------------------------------------------------------------------
$  11,000    Morgan Stanley Dean Witter, Inc., 3.33%, dated 09/28/01, due 10/01/01, repurchase proceeds $11,003 (Collateralized by $11,050 GNMA 6.50% - 7.00%,
             07/15/31 through 8/15/31, fair value $11,373) ............................................    $  11,000
    1,780    Nesbitt Burns Securities, Inc., 3.00%, dated 9/28/01, due 10/01/01, repurchase proceeds $1,781 (Collateralized by $1,296 U.S. Treasury Notes 8.75%,
             8/15/20, fair value $1,829) ..............................................................        1,780
    5,000    Morgan Stanley Dean Witter, Inc., 3.01%, dated 09/27/01, due 10/04/01,
---------    repurchase proceeds $5,003 (Collateralized by $12,100 GNMA 8.00%, 04/15/30,
             fair value $5,106) .......................................................................        5,000
                                                                                                           ---------
$  17,780    TOTAL REPURCHASE AGREEMENTS
---------    (Cost $17,780) ...........................................................................    $  17,780
                                                                                                           ---------
             TOTAL U.S. OBLIGATIONS AND REPURCHASE AGREEMENTS-- 99.7% .................................    $  64,717
             (Amortized Cost $64,717)

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.3% .............................................          234
                                                                                                           ---------
             NET ASSETS-- 100.0% ......................................................................    $  64,951
                                                                                                           =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INSTITUTIONAL GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001

=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 72.2%                                                                  (000's)
---------------------------------------------------------------------------------------------------------------------
             MORTGAGE BACKED SECURITIES (NOTE C)-- 3.5%
$   2,786    FNMA #73821, 6.47%, 12/01/01
---------    (Amortized Cost $2,785) ..................................................................    $   2,785
                                                                                                           ---------
---------------------------------------------------------------------------------------------------------------------
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     U.S. GOVERNMENT AGENCY ISSUES-- 61.6%                                                          (000's)
---------------------------------------------------------------------------------------------------------------------
$     525    FFCB, 6.00%, 10/1/01 .....................................................................    $     525
      100    FHLB, 6.205%, 10/5/01 ....................................................................          100
      150    FHLB, 4.63%, 10/9/01 .....................................................................          150
    1,000    SLMA Floating Rate Notes, 2.989%, 10/11/01 ...............................................        1,000
   16,000    FNMA Discount Note, 10/24/01 .............................................................       15,979
      130    FHLB, 6.375%, 10/25/01 ...................................................................          130
      200    FHLB, 6.26%, 10/29/01 ....................................................................          200
      125    FHLB, 4.62%, 11/05/01 ....................................................................          125
    1,200    FHLB, 6.00%, 11/15/01 ....................................................................        1,203
      500    FHLB, 5.40%, 11/19/01 ....................................................................          500
      300    FNMA, 5.27%, 11/30/01 ....................................................................          300
      500    FHLB, 6.00%, 12/28/01 ....................................................................          500
    4,495    FNMA, 6.625%, 01/15/02 ...................................................................        4,529
    2,500    FNMA, 6.375%, 01/16/02 ...................................................................        2,516
      300    FHLB, 4.875%, 01/22/02 ...................................................................          302
      100    FNMA Discount Note, 01/25/02 .............................................................           99
      750    FHLB, 6.75%, 02/01/02 ....................................................................          756
      250    FNMA, 6.41%, 02/06/02 ....................................................................          252
      250    FHLB, 6.75%, 02/15/02 ....................................................................          254
      145    FHLB, 5.125%, 02/26/02 ...................................................................          146
      100    FHLB, 6.40%, 03/13/02 ....................................................................          101
      390    FNMA, 6.49%, 03/19/02 ....................................................................          394
      195    FHLMC, 4.455%, 03/28/02 ..................................................................          195
      235    FNMA, 6.625%, 04/15/02 ...................................................................          239
    3,000    FNMA Notes, 7.55%, 04/22/02 ..............................................................        3,060
    1,650    FFCB, 6.875%, 05/01/02 ...................................................................        1,676
      200    FHLB, 6.75%, 05/01/02 ....................................................................          203
      100    FHLB, 7.25%, 05/15/02 ....................................................................          102
      200    FHLMC, 5.50%, 05/15/02 ...................................................................          204
      100    FHLB, 6.10%, 06/12/02 ....................................................................          102
      510    FHLB, 6.875%, 07/18/02 ...................................................................          523
      350    FHLB, 6.75%, 08/15/02 ....................................................................          360
      310    FHLB, 6.00%, 08/15/02 ....................................................................          316
    8,000    Overseas Private Investment Corporation, 2.55%, 10/03/01 .................................        8,000
    4,300    Overseas Private Investment Corporation, 2.55%, 10/03/01 .................................        4,300
---------                                                                                                  ---------
$  49,160    TOTAL U.S. GOVERNMENT AGENCY ISSUES
---------    (Amortized Cost $49,341) .................................................................    $  49,341
                                                                                                           ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       40

INSTITUTIONAL GOVERNMENT INCOME FUND
(CONTINUED)
=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     VARIABLE RATE DEMAND NOTES-- 7.1%                                                              (000's)
---------------------------------------------------------------------------------------------------------------------
$   2,165    Jersey City, NJ, Redevelopment Authority, 3.07%, 10/18/01, Guarantor: FNMA ...............    $   2,165
    2,500    Illinois Student Loan Assistance Commission, Student Loan Rev, 3.74%, 10/17/01,
             Guarantor: SLMA ..........................................................................        2,500
    1,000    Milipitas, CA, MFH (Crossing at Montague), 5.15%, 10/18/01, Guarantor: FNMA ..............        1,000
---------                                                                                                  ---------
$   5,665    TOTAL VARIABLE RATE DEMAND NOTES
---------    (Amortized Cost $5,665) ..................................................................    $   5,665
                                                                                                           ---------
             TOTAL INVESTMENT SECURITIES-- 72.2% (Amortized Cost $57,791) .............................    $  57,791
                                                                                                           ---------
---------------------------------------------------------------------------------------------------------------------
  FACE                                                                                                      MARKET
 AMOUNT                                                                                                      VALUE
 (000's)     REPURCHASE AGREEMENTS (Note A)-- 27.2%                                                         (000's)
---------------------------------------------------------------------------------------------------------------------
$   6,000    Wells Fargo Brokerage Svcs., 3.28%, dated 09/28/01, due 10/01/01, repurchase proceeds
             $6,002 (Collateralized by $6,130 FNMA 5.07%, 09/15/05, fair value $6,269) ................    $   6,000
      780    Nesbitt Burns Securities, Inc., 3.00%, dated 09/28/01, due 10/01/01, repurchase proceeds
             $780 (Collateralized by $560 U.S. Treasury Notes 8.75%, 05/15/20, fair value $801) .......          780
   15,000    Morgan Stanley Dean Witter, Inc., 3.09%, dated 09/27/01, due 10/04/01, repurchase proceeds
---------    $15,009 (Collateralized by $15,390 FHLMC Discount Note, 10/09/01, fair value $15,381) ....       15,000
                                                                                                           ---------
$  21,780    TOTAL REPURCHASE AGREEMENTS
---------    (Cost $21,780) ...........................................................................    $  21,780
                                                                                                           ---------
             TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS-- 99.4%
             (Amortized Cost $79,571) .................................................................    $  79,571

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.6% .............................................          510
                                                                                                           ---------
             NET ASSETS-- 100.0% ......................................................................    $  80,081
                                                                                                           =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001

=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 101.9%                                                                 (000's)
---------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT & AGENCY OBLIGATIONS-- 1.1%
$     948    FNMA #73821, 6.47%, 12/01/01
---------    (Amortized Cost $947) ....................................................................    $     947
                                                                                                           ---------
             VARIABLE RATE DEMAND NOTES (NOTE B)-- 67.6%
$   1,255    Colorado Health Facs. Auth Rev., Var. Taxable, Visiting Nurse, Ser. B, 3.25%, 10/01/01 ...    $   1,255
    1,745    Maricopa Co., AZ, IDR, (Orangewood Proj.), 3.25%, 10/01/01 ...............................        1,745
      545    Monroe Co., NY, IDR (Rochester Inst.), 4.10%, 10/01/01 ...................................          545
      245    Payne Co., OK, EDA (Collegiate Housing Foundation), 4.25%, 10/01/01 ......................          245
      850    Washington State Hsg. Fin. Cmnty. (Pioneer Svcs. Proj.), 3.25%, 10/01/01 .................          850
    1,260    Nassau Co., NY, IDR (Kiss Nail Products), 3.75%, 10/02/01 ................................        1,260
      690    American Healthcare Funding, 3.15%, 10/03/01 .............................................          690
    3,000    Arkansas State Dev. Fin. Auth. (Potlatch Corp. Proj.), 3.00%, 10/03/01 ...................        3,000
      280    Bexar Co., TX, HFA, MFA, Rev. (Mitchell Village), 3.20%, 10/03/01 ........................          280
      975    Corp Grove Management, LLC, 3.00%, 10/03/01 ..............................................          975
      895    Eden Prairie, MN, IDR (SWB LLC Proj.), 3.25%, 10/03/01 ...................................          895
    1,770    Florida Hsg. Fin. Corp. Rev., (Heritage Pointe), 3.35%, 10/03/01 .........................        1,770
    2,000    Fox Valley Ice Arena LLC, 2.80%, 10/03/01 ................................................        2,000
      345    Gorham, ME, Rev., Oblig. Secs. (Montalvo Pptys.), 3.20%, 10/03/01 ........................          345
      465    Health Midwest Ventures, 3.25%, 10/03/01 .................................................          465
      900    Illinois Dev. Fin. Authority (Trinity Int'l Proj.), 3.15%, 10/03/01 ......................          900
      600    Los Angeles, CA, IDR (Apparel Production Services, Inc.), 3.20%, 10/03/01 ................          600
      250    Milwaukee, WI, Redev. Auth. (Palermo Villa Proj.), 3.10%, 10/03/01 .......................          250
      340    Ontario, CA, Rev. (Mission Oaks), 2.92%, 10/03/01 ........................................          340
    2,600    Raleigh, NC, COPS, 3.00%, 10/03/01 .......................................................        2,600
      570    Richfield, MN, (Rediscovered Proj.), 3.15%, 10/03/01 .....................................          570
      500    Terre Haute, IN, International Airport Authority Rev., 3.90%, 10/03/01 ...................          500
    1,400    West Bend, WI, IDR, (Bestech Tool), 3.10%, 10/03/01 ......................................        1,400
      600    American Watchmakers Institute, 3.00%, 10/04/01 ..........................................          600
      200    California Infrastructure & Econ. Dev. Bk., 2.91%, 10/04/01 ..............................          200
      540    California Statewide Cmntys. Dev. Auth. Rev. (Cypress Villas), 3.10%, 10/04/01 ...........          540
      500    California Statewide Cmntys. Dev. Auth. Rev., (Park David), 3.10%, 10/04/01 ..............          500
    1,525    Century Motors Acura (Elizabeth Connelley Trust), 3.20%, 10/04/01 ........................        1,525
    1,325    Century Motors VW (Elizabeth Connelley Trust), 3.20%, 10/04/01 ...........................        1,325
      900    Clinton Co., NY, IDR (MMARS/Bombardier), 3.25%, 10/04/01 .................................          900
      350    Columbia Ridge Orchards, LLC, Ser. 1998, 3.15%, 10/04/01 .................................          350
    1,000    Dallas Theological, 3.10%, 10/04/0 .......................................................        1,000
      200    Denver LLC, 3.55%, 10/04/01 ..............................................................          200
    1,790    Denver LLC, Ser. 2000, 3.17%, 10/04/01 ...................................................        1,790
      630    Diamond Development Group, Inc., 3.35%, 10/04/01 .........................................          630
      960    Employers Resource Associates, Inc., 3.20%, 10/04/01 .....................................          960
      110    Geneva, NY, Housing Auth. (DePaul Comm.), 3.15%, 10/04/01 ................................          110
      460    HDR Power Systems, Inc., 3.20%, 10/04/01 .................................................          460
      200    Illinois Dev. Fin. Auth. IDR, (Pet Factory Proj.), 2.91%, 10/04/01 .......................          200
      750    Illinois Dev. Fin. Authority, IDR (Quality Screw Proj.), 3.15%, 10/04/01 .................          750

                           TOUCHSTONE FAMILY OF FUNDS
                                       42

MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 101.9% (CONTINUED)                                                     (000's)
---------------------------------------------------------------------------------------------------------------------
             VARIABLE RATE DEMAND NOTES (NOTE B)-- 67.6% (CONTINUED)
$   1,700    Kansas Independent College Fin. Auth., Sterling College Proj., 3.08%, 10/04/01 ...........    $   1,700
      900    Kissel Holdings, Inc., 3.25%, 10/04/01 ...................................................          900
    3,600    Los Angeles Co., CA, Fair Assoc. Fairplex, 3.10%, 10/04/01 ...............................        3,600
      580    Montgomery Co., NY Indl. Dev. Agency Rev., 3.20%, 10/04/01 ...............................          580
      765    MU LLC, Taxable Nts., 3.00%, 10/04/01 ....................................................          765
    1,850    Oklahoma City, OK, Fin. Auth. Indl. Dev. Rev., Factory Direct, 2.91%, 10/04/01 ...........        1,850
    1,130    Ontario, CA, Redev. Agency Hsg. (Vineyard Village), 2.95%, 10/04/01 ......................        1,130
      200    Riverside Co., CA, Indl. Dev. Auth. IDR, Advance Business, 2.86%, 10/04/01 ...............          200
      615    Schenectady, NY, IDR (JMR Development Co.), 3.90%, 10/04/01 ..............................          615
      400    Suffolk Co., NY, IDR, Civic Facility, 2.79%, 10/04/01 ....................................          400
      705    Vista Funding Corp. 1996C, 3.32%, 10/04/01 ...............................................          705
    1,760    Vista Funding Corp. 2001C, 3.20%, 10/04/01 ...............................................        1,760
      650    Washington State, MFA Rev. (Sherwood Springs Prtnrs.), 3.15%, 10/04/01 ...................          650
      600    Washington State, MFA Rev. (Brittany Park LLC), 3.15%, 10/04/01 ..........................          600
    1,050    Waukesha, WI, Health Systems Rev., 3.15%, 10/04/01 .......................................        1,050
    1,755    Waukesha, WI, Redev. Auth. (Delizer Lithograph), 3.05%, 10/04/01 .........................        1,755
      611    Wayne Co., MI, Var. Taxable, Ltd. Tax Notes, Ser. I, 3.20%, 10/04/01 .....................          611
       70    West Covina, CA, Pub. Fing. Auth. Tax Allocation Rev., 2.79%, 10/04/01 ...................           70
    1,105    West Hollywood, CA, COPS, 3.20%, 10/04/01 ................................................        1,105
    1,565    Westwood Baptist Church, 3.20%, 10/04/01 .................................................        1,565
---------                                                                                                  ---------
$  57,131    TOTAL VARIABLE RATE DEMAND NOTES
---------    (Amortized Cost $57,131) .................................................................    $  57,131
                                                                                                           ---------
             FIXED RATE REVENUE BONDS-- 30.6%
             CORPORATE NOTES-- 17.2%
$     350    Associates Corp, NA, 6.45%, 10/15/01 .....................................................    $     350
      861    Ford Motor Credit Co., 5.125%, 10/15/01 ..................................................          861
      480    Merrill Lynch & Co., 6.07%, 10/15/01 .....................................................          480
      125    ABN/AMRO Bank NV, 6.625%, 10/31/01 .......................................................          125
      250    General Electric Capital Corp., 5.50%, 11/01/01 ..........................................          250
      100    Household Finance Corp., 8.375%, 11/15/01 ................................................          100
      750    General Motors Accept. Corp., 5.35%, 12/07/01 ............................................          752
      150    General Motors Accept. Corp., 9.625%, 12/15/01 ...........................................          152
      300    General Motors Accept. Corp., 5.50%, 12/15/01 ............................................          300
      100    General Motors Accept. Corp., 6.625%, 01/10/02 ...........................................          101
      764    General Motors Accept. Corp., 5.50%, 01/14/02 ............................................          766
      215    Bankers Trust Corp., 7.50%, 01/15/02 .....................................................          216
      100    Caterpillar, Inc., 8.01%, 01/16/02 .......................................................          101
      620    Coca-Cola Enterprise, 7.875%, 02/01/02 ...................................................          626
      480    General Motors Accept. Corp., 6.00%, 02/01/02 ............................................          482
    1,574    General Motors Accept. Corp., 6.75%, 02/07/02 ............................................        1,585
      100    Associates Corp. NA, 5.50%, 02/15/02 .....................................................          100
      400    Ford Motor Credit Co., 8.20%, 02/15/02 ...................................................          406
      391    Ford Motor Credit Co., 6.50%, 02/28/02 ...................................................          396
      515    Bank One Corp., 8.10%, 03/01/02 ..........................................................          524
      350    Citigroup, Inc., 9.50%, 03/01/02 .........................................................          357

                           TOUCHSTONE FAMILY OF FUNDS
                                       43

MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 101.9% (CONTINUED)                                                     (000's)
---------------------------------------------------------------------------------------------------------------------
             FIXED RATE REVENUE BONDS-- 30.6% (CONTINUED)
             CORPORATE NOTES-- 17.2% (CONTINUED)
$     120    Bank of America Corporation, 8.375%, 03/15/02 ............................................    $     122
      175    First Chicago, 6.70%, 03/15/02 ...........................................................          177
      300    Fleetboston Financial Corp., 6.125%, 03/15/02 ............................................          303
      108    Chase Manhattan Corp., 8.625%, 05/01/02 ..................................................          111
      375    Associates Corp., NA, 5.96%, 05/15/02 ....................................................          374
      400    Ford Capital BV, 9.875%, 05/15/02 ........................................................          414
      200    Integra Financial Corp., 8.50%, 05/15/02 .................................................          205
      100    General Motors Accept. Corp., 6.75%, 06/10/02 ............................................          101
      130    Nations Bank, 8.125%, 06/15/02 ...........................................................          133
      801    Ford Motor Credit Co., 8.00%, 06/15/2002 .................................................          820
    1,800    First Union, 8.125%, 06/24/02 ............................................................        1,847
      440    Suntrust Banks, Inc., 7.375%, 07/1/02 ....................................................          451
      100    Bank of New York Co., Inc., 7.625%, 07/15/02 .............................................          103
      175    Meridian Bancorp, 7.875%, 07/15/02 .......................................................          179
      105    Bankers Trust Corp., 7.125%, 07/31/02 ....................................................          108
---------                                                                                                  ---------
$  14,304    TOTAL CORPORATE NOTES
---------    (Amortized Cost $14,478) .................................................................    $  14,478
                                                                                                           ---------
             TAXABLE MUNICIPAL BONDS-- 13.4%
$     440    Smithtown, NY, CSD, 6.625%, 10/15/01 .....................................................    $     440
    1,550    New York State Pwr. Auth. Rev., 6.05%, 11/15/01 ..........................................        1,553
    1,625    Darke Co, OH, GO BANS, 7.15%, 12/19/01 ...................................................        1,626
    1,615    Mississippi State GO, 5.75%, 02/01/02 ....................................................        1,618
    1,400    Hamilton, OH, Garage Improvement Rev., BANS, 5.52%, 03/21/02 .............................        1,402
    1,365    Harlan Co., KY, Justice Ctr. Antic. Renewal Nts., 4.00%, 04/01/02 ........................        1,365
      945    Virginia State Hsg. Dev. Auth. Commonwealth Mtg., 5.77%, 04/01/02 ........................          953
       85    Arcadia, CA, Redev. Agency Tax Allocation, Central Redev. Proj., 6.75%, 05/01/02 .........           86
      420    Deerfield Twp., OH, Building Acquisition Notes, 5.20%, 5/15/02 ...........................          421
    1,000    Wayne Co., KY, Public Pptys. Corp. Rev., First Mtg., BANS, 4.25%, 06/01/02 ...............        1,000
      345    San Francisco, CA, City & Co. COP (30 Van Ness Ave. Ppty), 3.25%, 09/01/02 ...............          346
      500    Lebanon, OH, GO BANS, 3.82%, 09/24/02 ....................................................    $     501
---------                                                                                                  ---------
$  11,290    TOTAL MUNICIPAL OBLIGATIONS
---------    (Amortized Cost $11,311) .................................................................    $  11,311
                                                                                                           ---------
             TOTAL FIXED RATE REVENUE BONDS
             (Amortized Cost $25,789) .................................................................    $  25,789
                                                                                                           ---------
             COMMERCIAL PAPER-- 2.6%
$   2,185    FPL Fuels, Inc., 10/01/01
---------    (Amortized Cost $2,185) ..................................................................    $   2,185
                                                                                                           ---------
             TOTAL INVESTMENT SECURITIES-- 101.9%
             (Amortized Cost $86,052) .................................................................    $  86,052

             LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.9%) ...........................................       (1,600)
                                                                                                           ---------
             NET ASSETS-- 100.0% ......................................................................    $  84,452
                                                                                                           =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001

=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 96.9%                                                                  (000's)
---------------------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES-- 4.1%
$     750    CNH Equipment Trust, Series 2000-B, Class A4, 6.95%, 09/15/07 ............................    $     804
      345    MBNA Master Credit Card Trust, Series 1999-J, Class A, 7.00%, 02/15/12 ...................          381
      470    PSE&G Transition Funding, Series 2001-1, Class A8, 6.89%, 12/15/17 .......................          500
---------                                                                                                  ---------
$   1,565    TOTAL ASSET-BACKED SECURITIES
---------    (Amortized Cost $1,566) ..................................................................    $   1,685
                                                                                                           ---------
             CORPORATE BONDS-- 18.9%
$     475    Bristol Myers Squibb, 4.75%, 10/01/06 ....................................................    $     478
      575    Bristol Myers Squibb, 5.75%, 10/01/11 ....................................................          585
      500    Consumers Energy, Series B, 6.50%, 06/15/05 ..............................................          511
      150    Deer & Co., 8.95%, 06/15/19 ..............................................................          172
    1,100    Dow Chemical, 5.25%, 05/14/04, 144a ......................................................        1,133
      340    Du Pont (E.I.) De Nemours, 6.875%, 10/15/09 ..............................................          369
      500    General Motors Accept Corp., 6.875%, 09/15/11 ............................................          490
      500    Goldman Sachs Group Inc., 6.875%, 01/15/11 ...............................................          515
       66    Kaiser Found Hospital, 9.55%, 07/15/05 ...................................................           76
       35    Kraft Inc., 8.50%, 02/15/17 ..............................................................           36
      750    Lb-Ubs Commercial Mortgage Trust, 6.365%, 12/15/28 .......................................          783
      450    Morgan Stanley Dean Witter, 5.625%, 01/20/04 .............................................          465
      480    Northwest Pipeline, 6.625%, 12/01/07 .....................................................          488
      400    Peoples Energy, 6.90%, 01/15/11 ..........................................................          411
      750    Teco Energy Inc., 7.20%, 05/01/11 ........................................................          796
      450    Tyco International, 6.375%, 02/15/06 .....................................................          468
---------                                                                                                  ---------
$   7,521    TOTAL CORPORATE BONDS
---------    (Amortized Cost $7,625) ..................................................................    $   7,776
                                                                                                           ---------
             U.S. GOVERNMENT AGENCY ISSUES-- 27.7%
$   2,000    FNMA, 4.75%, 11/14/03 ....................................................................    $   2,061
    1,490    FNMA, 6.00%, 05/01/31 ....................................................................        1,486
    1,435    FNMA, 6.25%, 05/15/29 ....................................................................        1,452
      110    FNMA, 6.375%, 06/15/09 ...................................................................          119
    2,240    FNMA, 6.50%, 08/01/29 ....................................................................        2,281
    1,750    FNMA, 6.50%, 03/25/30 ....................................................................        1,805
    2,000    FNMA, 7.125%, 02/15/05 ...................................................................        2,207
---------                                                                                                  ---------
$  11,025    TOTAL U.S. GOVERNMENT AGENCY ISSUES
---------    (Amortized Cost $10,907) .................................................................    $  11,411
                                                                                                           ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       45

BOND FUND (CONTINUED)
=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 96.9% (CONTINUED)                                                      (000's)
---------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES-- 20.9%
$     481    FNMA, 6.50%, 02/01/31 ....................................................................    $     490
      735    FNMA, 7.00%, 02/01/30 ....................................................................          761
    1,147    FNMA, 7.00%, 07/01/30 ....................................................................        1,187
    3,798    FNMA, 7.50%, 01/01/31 ....................................................................        3,947
      979    FNMA, 8.00%, 05/01/30 ....................................................................        1,026
      414    GNMA, 7.75%, 09/20/24 ....................................................................          427
      637    GNMA, 8.00%, 07/15/30 ....................................................................          669
      155    GNMA, 9.00%, 08/15/19 ....................................................................          169
---------                                                                                                  ---------
$   8,346    TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
---------    (Amortized Cost $8,420) ..................................................................    $   8,676
                                                                                                           ---------
             U.S. TREASURY OBLIGATIONS-- 25.3%
$   2,000    U.S. Treasury Bond, 6.125%, 08/15/29 .....................................................    $   2,179
      930    U.S. Treasury Bond, 9.125%, 05/15/18 .....................................................        1,317
      200    U.S. Treasury Bond, 11.75%, 11/15/14 .....................................................          295
      600    U.S. Treasury Note, 5.00%, 02/15/11 ......................................................          617
    3,000    U.S. Treasury Note, 6.125%, 08/15/07 .....................................................        3,305
    2,450    U.S. Treasury Note, 6.75%, 05/15/05 ......................................................        2,707
---------                                                                                                  ---------
$   9,180    TOTAL U.S. TREASURY OBLIGATIONS
---------    (Amortized Cost $9,947) ..................................................................    $  10,420
                                                                                                           ---------
             TOTAL INVESTMENT SECURITIES-- 96.9%
             (Amortized Cost $38,465) .................................................................    $  39,968

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 3.1% .............................................        1,267
                                                                                                           ---------

             NET ASSETS-- 100.0% ......................................................................    $  41,235
                                                                                                           =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001

=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 99.6%                                                                  (000's)
---------------------------------------------------------------------------------------------------------------------
             PREFERRED STOCK-- 1.7%
$    0(A)    Broadwing Communications, 12.50%, 8/15/09 (Amortized Cost $144) ..........................    $     138
---------                                                                                                  ---------

             U.S. GOVERNMENT AGENCY OBLIGATIONS-- 7.1%
$     575    FAMC Discount Note, 10/01/01 (Amortized Cost $575) .......................................    $     575
---------                                                                                                  ---------

             CORPORATE BONDS-- 90.8%
$     200    Healthsouth Corp., 3.25%, 04/01/03 .......................................................    $     190
       50    Newport News Shipbuilding, 9.25%, 12/06/01 ...............................................           53
      400    WCG NoteTrust/Note Corp., 8.25%, 03/15/04 ................................................          408
      100    Kaufman & Broad Home Corp., 7.75%, 10/15/04 ..............................................           95
      100    American Standard, Inc., 7.375%, 04/15/05 ................................................          100
      100    Lear Corp., 7.96%, 05/15/05 ..............................................................           99
      200    Tembec Finance Corp., 9.875%, 09/30/05 ...................................................          205
      150    CSC Holdings, Inc., 9.25%, 11/01/05 ......................................................          153
      105    NTL Incorporated, Inc., 11.50%, 02/01/06 .................................................           55
      125    Lucent Technologies, 7.25%, 07/15/06 .....................................................          101
      150    McLeodusa, Inc., 10.50%, 03/01/07 ........................................................           37
      200    Lyondell Chemical Co., 9.875%, 05/01/07 ..................................................          184
       60    Amphenol Corp., 9.875%, 05/15/07 .........................................................           63
       75    Young Broadcasting, Inc., 8.75%, 06/15/07 ................................................           62
      200    Global Crossings Holding, Ltd., 8.70%, 08/01/07 ..........................................           84
      100    Nortek, Inc., 9.125%, 09/01/07 ...........................................................           92
      200    SC Intl. Services, Inc., 9.25%, 09/01/07 .................................................          156
       40    Magellan Health Services, 9.375%, 11/15/07 ...............................................           41
      115    Omnicare, Inc., 5.00%, 12/01/07 ..........................................................          102
      100    Courtyard by Marriott II, 10.75%, 02/01/08 ...............................................           99
      150    Navistar Intl., 8.00%, 02/01/08 ..........................................................          130
      100    Accuride Corp., 9.25%, 02/01/08 ..........................................................           58
      100    BRL Universal Equipment, 8.875%, 02/15/08 ................................................           99
      100    Manor Care, Inc., 8.00%, 03/01/08 ........................................................          103
      200    Sequa Corp., 8.875%, 04/01/08 ............................................................          166
      100    Advancepcs, 8.50%, 04/01/08 ..............................................................          101
      200    Avista Corp., 9.75%, 06/01/08 ............................................................          210
      100    Nuevo Energy Co., 9.50%, 06/01/08 ........................................................           94
      200    Stewart Enterprises, 10.75%, 07/01/08 ....................................................          212
      100    Mission Energy Holding, 13.50%, 07/15/08 .................................................          101
      250    Equistar Chemical Funding, 10.125%, 09/01/08, 144a .......................................          231
      200    Hanover Equipment Trust, 8.50%, 09/1/08, 144a ............................................          200
      200    Felcor Lodging LP, 9.50%, 09/15/08 .......................................................          171
      125    Federal-Mogul Corp., 7.50%, 01/15/09 .....................................................            9
      100    Integrated Electric Services, 9.375%, 02/01/09 ...........................................           88
      100    Willis Corroon Corp., 9.00%, 02/01/09 ....................................................          103

                           TOUCHSTONE FAMILY OF FUNDS
                                       47

HIGH YIELD FUND (CONTINUED)
=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 99.6% (CONTINUED)                                                      (000's)
---------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS-- 90.8% (CONTINUED)
$      40    SBA Communications Corp., 10.25%, 02/01/09 ...............................................    $      32
      100    California Steel Ind., 8.50%, 04/01/09 ...................................................           87
      200    Susquehanna Media Co., 8.50%, 05/15/09 ...................................................          198
      100    AES Corp., 9.50%, 06/01/09 ...............................................................           88
      125    Schuler Homes, 9.375%, 07/15/09 ..........................................................          118
      100    Allied Waste North America, 10.00%, 08/01/09 .............................................          100
      200    Williams Comm. Group, Inc., 10.875%, 10/01/09 ............................................           83
      100    Primus Telecom Group, 12.75%, 10/15/09 ...................................................           19
      100    Adelphia Comm., 9.375, 11/15/09 ..........................................................           86
      100    Alliance Atlantis Comm., 13.00%, 12/15/09 ................................................          101
      200    Charter Comm. Hlds/Chrt Cap., 10.25%, 01/15/10 ...........................................          192
      200    Level 3 Communications, 11.25%, 03/15/10 .................................................           86
      100    Orion Power Holdings, Inc., 12.00%, 05/01/10 .............................................          128
      200    Flextronics Intl. Ltd., 9.875%, 07/01/10 .................................................          197
      180    Pemex Project FDG Master TR, 9.125%, 10/13/10 ............................................          183
      100    Stone Container Corp., 9.75%, 02/01/11 ...................................................          101
      200    Briggs & Stratton Corp., 8.875%, 03/15/11 ................................................          194
      100    Meritage Corporation, 9.75%, 06/01/11 ....................................................           92
      100    Lone Star Technologies, 9.00%, 06/01/11 ..................................................           78
      100    Macdermid, Inc., 9.125%, 07/15/11 ........................................................           92
      100    Quebecor Media, Inc., 11.125%, 07/15/11, 144a ............................................           99
      210    Crown Castle Intl. Corp., 10.75%, 08/01/11 ...............................................          193
      200    Tyson Foods, Inc., 8.25%, 10/01/11 .......................................................          199
      180    Husky Oil Ltd., 8.90%, 08/15/28 ..........................................................          192
---------                                                                                                  ---------
$   8,430    TOTAL CORPORATE BONDS
---------    (Amortized Cost $8,159) ..................................................................    $   7,393
                                                                                                           ---------

             TOTAL INVESTMENT SECURITIES-- 99.6% (Amortized Cost $8,878) ..............................    $   8,106

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4% .............................................           32
                                                                                                           ---------

             NET ASSETS-- 100.0% ......................................................................    $   8,138
                                                                                                           =========

(A)  Par value is less than 1,000.

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERMEDIATE TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001

=====================================================================================================================
   PAR                                                                                                      MARKET
  VALUE                                                                                                      VALUE
 (000's)     INVESTMENT SECURITIES-- 99.0%                                                                  (000's)
---------------------------------------------------------------------------------------------------------------------
             U.S. TREASURY OBLIGATIONS-- 18.3%
$   1,500    U.S. Treasury Note, 5.875%, 11/15/04 .....................................................    $   1,608
    1,000    U.S. Treasury Note, 5.75%, 11/15/05 ......................................................        1,076
    2,500    U.S. Treasury Bond, 7.50%, 11/15/16 ......................................................        3,075
      300    U.S. Treasury Bond, 6.125%, 08/15/29 .....................................................          327
---------                                                                                                  ---------
$   5,300    TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $5,662) ..................................    $   6,086
---------                                                                                                  ---------

             U.S. GOVERNMENT AGENCY OBLIGATIONS-- 38.0%
$   1,035    FAMC Discount Note, 10/01/01 .............................................................    $   1,035
    3,000    FNMA, 6.75%, 08/15/02 ....................................................................        3,110
    2,000    FNMA, 6.25%, 11/15/02 ....................................................................        2,081
    2,000    FNMA Notes, 6.06%, 02/03/06 ..............................................................        2,068
    1,000    FNMA, 5.25%, 06/15/06 ....................................................................        1,041
    1,000    FNMA, 7.125%, 03/15/07 ...................................................................        1,129
    2,000    FNMA Notes, 6.96%, 09/05/12 ..............................................................        2,192
---------                                                                                                  ---------
$  12,035    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Amortized Cost $12,132) ........................    $  12,656
---------                                                                                                  ---------

             MORTGAGE BACKED SECURITIES-- 42.7%
$   2,626    FNMA #381464, 6.11%, 04/01/09 ............................................................    $   2,738
    1,975    FNMA, DUS #566832, 6.50%, 06/01/16 .......................................................        2,037
      800    FHLMC CMO 2340 EC, 6.00%, 03/15/25 .......................................................          812
    1,345    GNMA #455136, 7.00%, 06/15/28 ............................................................        1,393
    1,614    FHLMC #C19286, 6.00%, 12/01/28 ...........................................................        1,619
    1,075    FNMA #569874, 8.00%, 07/16/31 ............................................................        1,128
    2,484    FNMA #253894, 6.50%, 07/16/31 ............................................................        2,527
    1,973    FNMA #579459, 6.00%, 07/16/31 ............................................................        1,968
---------                                                                                                  ---------
$  13,892    TOTAL MORTGAGE BACKED SECURITIES (Amortized Cost $13,857) ................................    $  14,222
---------                                                                                                  ---------

             TOTAL INVESTMENT SECURITIES-- 99.0% (Amortized Cost $31,651) .............................    $  32,964

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.0% .............................................          334
                                                                                                           ---------

             NET ASSETS-- 100.0% ......................................................................    $  33,298
                                                                                                           =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001
================================================================================

A.   REPURCHASE AGREEMENTS

Repurchase agreements are fully collateralized by U.S. Government obligations.

B.   VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

C.   ADJUSTABLE RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES

Adjustable  rate  U.S.   Government   agency   mortgage-backed   securities  are
mortgage-related securities created from pools of adjustable rate mortgages which are issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Such adjustable rate mortgage securities have interest rates that reset at periodic intervals based on a specified interest rate index. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity date.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CMO - Collaterized Mortgage Obligation
COP - Certificates of Participation
CSD - City School District
DUS - Delegated Underwriting and Servicing
EDA - Economic Development Revenue
FAMC - Federal Agricultural Mortgage Corporation
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
MFA - Multi-Family Authority
MFH - Multi-Family Housing
SLMA - Student Loan Marketing Association

                           TOUCHSTONE FAMILY OF FUNDS

REPORT OF INDEPENDENT AUDITORS
================================================================================

The Board of Trustees and Shareholders of the Touchstone Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Touchstone Investment Trust (comprised of Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Bond Fund, High Yield Fund and Intermediate Term Government Income Fund) (the Funds) as of September 30, 2001, and the related statements of operations for the year then ended, and for the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund and Intermediate Term Government Income Fund the related statements of changes in net assets and the financial highlights for the two periods then ended, and for the Bond Fund the related statements of changes in net assets and the financial highlights for the year ended September 30, 2001, for the period from January 1, 2000 to September 30, 2000, and for the year ended December 31, 1999, and for the High Yield Fund the related statements of changes in net assets and the financial highlights for the year ended September 30, 2001 and for the period from May 1, 2000 to September 30, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the three years ended September 30, 1999 for the Short Term Government Fund, Institutional Government Income Fund, and Intermediate Government Income Fund and the financial highlights presented herein for the Money Market Fund for the two years ended September 30, 1999, the one-month period ended September 30, 1997 and the year ended August 31, 1997 were audited by other auditors whose report dated October 27, 1999 expressed an unqualified opinion. The Bond Fund financial highlights presented for each of the three years in the period ended December 31, 1998 were audited by other auditors whose report dated February 18, 1999 expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Touchstone Investment Trust at September 30, 2001, and the results of operations for the year then ended, and for the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund and Intermediate Term Government Income Fund the changes in their net assets and the financial highlights for each of the two years then ended, and for the Bond Fund the changes in its net assets and its financial highlights for the year ended September 30, 2001, the period from January 1, 2000 to September 30, 2000, and for the year ended December 31, 1999 and for the High Yield Fund the changes in its net assets and its financial highlights for the year ended September 30, 2001 and the period from May 1, 2000 to September 30, 2000, are in conformity with accounting principles generally accepted in the United States.

Cincinnati, Ohio                        /s/ Ernst & Young LLP
November 9, 2001

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================


TOUCHSTONE FAMILY OF FUNDS


DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407


Member Western & Southern Financial Group




[LOGO]TOUCHSTONE
--------------------------------
                 Family of Funds

                                                               FORM TSF-159-0108